Information on market risk and fair value of financial assets and liabilities (telecom activities) - Financial liabilities - Tabular disclosure (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	€ 386
Derivative (assets)	(1,455)
Other Comprehensive Income related to unmatured hedging instruments	114
Gross financial debt after derivatives	35,684
Trade payables	11,552
Total financial liabilities (including derivatives assets)	47,236
TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	638
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	29,943
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,309
Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	316
Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,072
NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,004
Bank Overdrafts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	250
Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	105
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(93)
Derivative (assets)	(53)
Gross financial debt after derivatives	5,852
Trade payables	10,071
Total financial liabilities (including derivatives assets)	15,923
Future interests on financial lease liabilities	1,388
Not later than one year [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	6
Not later than one year [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,941
Not later than one year [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,365
Not later than one year [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	85
Not later than one year [member] | Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,072
Not later than one year [member] | NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,001
Not later than one year [member] | Bank Overdrafts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	250
Not later than one year [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	92
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (assets)	(46)
Gross financial debt after derivatives	2,337
Trade payables	217
Total financial liabilities (including derivatives assets)	2,554
Future interests on financial lease liabilities	1,054
Later than one year and not later than two years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,010
Later than one year and not later than two years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	281
Later than one year and not later than two years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	91
Later than one year and not later than two years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(30)
Derivative (assets)	(69)
Gross financial debt after derivatives	3,212
Trade payables	192
Total financial liabilities (including derivatives assets)	3,404
Future interests on financial lease liabilities	899
Later than two years and not later than three years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,410
Later than two years and not later than three years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	773
Later than two years and not later than three years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	67
Later than three years and not later than four years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (assets)	(24)
Gross financial debt after derivatives	2,044
Trade payables	168
Total financial liabilities (including derivatives assets)	2,212
Future interests on financial lease liabilities	741
Later than three years and not later than four years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,595
Later than three years and not later than four years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	424
Later than three years and not later than four years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	48
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (assets)	(9)
Gross financial debt after derivatives	2,493
Trade payables	408
Total financial liabilities (including derivatives assets)	2,901
Future interests on financial lease liabilities	742
Later than four years and not later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,030
Later than four years and not later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	446
Later than four years and not later than five years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	24
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(50)
Derivative (assets)	(773)
Gross financial debt after derivatives	19,443
Trade payables	495
Total financial liabilities (including derivatives assets)	19,938
Future interests on financial lease liabilities	4,439
Later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	20,121
Later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	34
Later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	11
Undefined maturity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross financial debt after derivatives	456
Total financial liabilities (including derivatives assets)	456
Undefined maturity [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	633
Undefined maturity [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(164)
Undefined maturity [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(15)
Undefined maturity [member] | NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	€ 3